Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Interest income	$ 16,259	$ 15,657	$ 13,677
Gain on foreign currency transactions	2,941	5,139	6,819
Loss on foreign currency transactions	(2,213)	(427)	(2,022)
Gain on valuation of financial assets	56	0	0
Loss on valuation of financial assets	0	(766)	(82)
Financial assets at amortized cost
Interest income	16,259	15,657	13,677
Gain on foreign currency transactions	2,941	5,139	6,819
Unrealized gain on foreign currency	470	8,356	127
Loss on foreign currency transactions	(2,213)	(427)	(2,022)
Unrealized loss on foreign currency	(2,041)	(45)	(3,734)
Total	15,503	27,670	15,171
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	(710)	0	0
Financial liabilities at amortized cost
Interest expense	(1,901)	(2,049)	(2,038)
Gain on foreign currency transactions	2,941	5,139	6,819
Unrealized gain on foreign currency	470	8,356	127
Loss on foreign currency transactions	(2,213)	(427)	(2,022)
Unrealized loss on foreign currency	(2,041)	(45)	(3,734)
Total	(2,642)	(1,805)	(2,424)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	(710)	0	0
Sub-total	(710)	0	0
Financial assets measured at amortized cost
Financial assets at fair value through profit or loss
Gain on foreign currency transactions	3	0	17
Loss on foreign currency transactions	(34)	(32)	(143)
Financial assets at amortized cost
Gain on foreign currency transactions	3	0	17
Unrealized gain on foreign currency	0	276	110
Loss on foreign currency transactions	(34)	(32)	(143)
Unrealized loss on foreign currency	0	0	(370)
Financial liabilities at amortized cost
Interest expense	(1,901)	(2,049)	(2,038)
Gain on foreign currency transactions	3	0	17
Unrealized gain on foreign currency	0	276	110
Loss on foreign currency transactions	(34)	(32)	(143)
Unrealized loss on foreign currency	0	0	(370)
Sub-total	(1,932)	(1,805)	(2,424)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Interest income	72	0	419
Gain on foreign currency transactions	473	0	930
Loss on foreign currency transactions	(1)	0	0
Gain on valuation of financial assets	56	0	0
Loss on valuation of financial assets	0	(766)	(82)
Sub-total	600	(766)	1,267
Financial assets at amortized cost
Interest income	72	0	419
Gain on foreign currency transactions	473	0	930
Loss on foreign currency transactions	(1)	0	0
Financial liabilities at amortized cost
Gain on foreign currency transactions	473	0	930
Loss on foreign currency transactions	(1)	0	0
Financial assets measured at amortized cost
Financial assets at fair value through profit or loss
Interest income	16,187	15,657	13,258
Gain on foreign currency transactions	2,465	5,138	5,872
Loss on foreign currency transactions	(2,178)	(395)	(1,879)
Financial assets at amortized cost
Interest income	16,187	15,657	13,258
Gain on foreign currency transactions	2,465	5,138	5,872
Unrealized gain on foreign currency	470	8,081	17
Loss on foreign currency transactions	(2,178)	(395)	(1,879)
Unrealized loss on foreign currency	(2,041)	(45)	(3,364)
Sub-total	14,903	28,436	13,904
Financial liabilities at amortized cost
Gain on foreign currency transactions	2,465	5,138	5,872
Unrealized gain on foreign currency	470	8,081	17
Loss on foreign currency transactions	(2,178)	(395)	(1,879)
Unrealized loss on foreign currency	$ (2,041)	$ (45)	$ (3,364)